Financial Risk Management - Summary of Borrowings of Interest Rate Changes (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 143,026	$ 120,388
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 47,540	$ 31,966
Percentage of loans	59.00%	54.00%
Interest Rate Risk | Hercules Capital, Inc.
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings, current	$ 8,959
Variable rate borrowings, Non-current	$ 38,581	$ 31,966
Interest Rate Risk | Hercules Capital, Inc. | Current Borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	11.00%	0.00%
Interest Rate Risk | Hercules Capital, Inc. | Non-current Borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	48.00%	54.00%